Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions and balances
Schedule of name of related parties and relationship with the Group

The following entities are considered to be related parties to the Group:

Name of related parties	Relationship with the Group
Ctrip Investment Holding Co., Ltd. (“Ctrip”)	one board director of the Group
JD.com, Inc. (“JD”)	one board director of the Group
HNA Tourism Holdings Group Co., Ltd. (“HNA Tourism”)	two board directors of the Group
Black Fish Group Ltd. (“Black Fish”)	founded by one of the former principal shareholders of the Group
Fullshare Holdings Limited (“Fullshare”)	a principal shareholder of the Group

Schedule of balance with related parties

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2(d))
Current:
Amounts due from Ctrip	11,091	23,759	3,413
Amounts due from JD	50,336	3,685	529
Amounts due from HNA Tourism	635,093	37,664	5,410
Total	696,520	65,108	9,352

Non-Current:
Long-term amounts due from HNA Tourism	—	557,582	80,092
Total	—	557,582	80,092
Current:
Amounts due to Ctrip	73,229	27,128	3,897
Amounts due to JD	2,350	136	19
Amounts due to HNA Tourism	—	2,491	358
Amounts due to Fullshare	1,580	—	—
Total	77,159	29,755	4,274